AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JUNE 30, 2016
TO THE
SUMMARY PROSPECTUS DATED FEBRUARY 29, 2016

AI U.S. INFLATION-PROTECTED FUND

(Ticker Symbols: FFIHX, FNIHX, FCIHX, AIIPX)

Effective immediately, the name of the Fund is changed to the American Independence U.S. Inflation-Protected Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE